Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Schedule II

AGL Resources Inc. and Subsidiaries

VALUATION AND QUALIFYING ACCOUNTS - FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2013.

		Additions
In millions	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2011
Allowance for uncollectible accounts	$16	$20	$-	$(19)	$17
Income tax valuation	3	-	-	-	3

2012
Allowance for uncollectible accounts	$17	$25	$3	$(17)	$28
Income tax valuation	3	-	19	-	22

2013
Allowance for uncollectible accounts	$28	$37	$-	$(36)	$29
Income tax valuation	22	-	-	-	22